Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net consist of the following:

	Amortization	As of December 31,
	period (years)	2025	2024
Franchise right - authorized by THRI	20	70,288,000	71,884,000
Franchise right - upfront franchise fees	1-13.5	86,086,817	84,994,957
Less: accumulated amortization		(75,360,443)	(59,859,869)
Intangible assets, net		81,014,374	97,019,088

Schedule of Amortization of Intangible Assets

Amortization of intangible assets is charged to store depreciation and amortization and franchise and royalty expenses as follows:

	For the year ended December 31
	2025	2024	2023
Store depreciation and amortization	8,119,220	14,401,566	7,329,142
Franchise and royalty expenses	12,800,468	10,283,615	5,365,457
Total	20,919,688	24,685,181	12,694,599

Schedule of Estimated Future Amortization Expenses

The estimated future amortization expenses related to the intangible assets are set forth as follows:

Year ended December 31, 2026	15,178,233
2027	12,775,690
2028	9,952,207
2029	7,419,695
2030	5,695,992
Thereafter	29,992,557
Total	81,014,374